CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Conversion ratio, ADS to Class A ordinary share	10	10	10